Summarized Financial Information Reportable Segments (Detail) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
		Apr. 30, 2016	Jan. 30, 2016	Oct. 31, 2015	Aug. 01, 2015	May 02, 2015	Jan. 31, 2015	Nov. 01, 2014	Aug. 02, 2014	Apr. 30, 2016	May 02, 2015	May 03, 2014
Segment Reporting Information [Line Items]
Sales		$ 876,684	$ 1,413,947	$ 894,654	$ 978,559	$ 910,079	$ 1,440,132	$ 936,544	$ 1,010,353	$ 4,163,844	$ 4,297,108	$ 4,633,345
Depreciation and amortization										$ 135,863	$ 143,665	$ 168,793
Sales by Product Line										100.00%	100.00%	100.00%
Operating Profit (Loss)										$ 14,656	$ 90,194	$ (37,007)
Capital Expenditures										94,274	94,805	$ 96,728
Total Assets	[1]	2,012,782				3,112,431				$ 2,012,782	3,112,431
Discontinued Operations, Disposed of by Means Other than Sale, Spinoff
Segment Reporting Information [Line Items]
Total Assets	[1]					1,067,327					$ 1,067,327
Media
Segment Reporting Information [Line Items]
Sales by Product Line	[2]									70.00%	70.00%	67.00%
Digital
Segment Reporting Information [Line Items]
Sales by Product Line	[3]									5.00%	7.00%	12.00%
Other
Segment Reporting Information [Line Items]
Sales by Product Line	[4]									25.00%	23.00%	21.00%
B&N Retail
Segment Reporting Information [Line Items]
Total Assets	[1]	1,873,381				1,633,554				$ 1,873,381	$ 1,633,554
Nook
Segment Reporting Information [Line Items]
Total Assets	[1]	$ 139,401				$ 411,550				139,401	411,550
Operating Segments | B&N Retail
Segment Reporting Information [Line Items]
Sales										4,028,614	4,108,243	$ 4,295,140
Depreciation and amortization										101,888	104,373	125,991
Operating Profit (Loss)										113,296	213,355	223,202
Capital Expenditures										81,277	73,783	66,763
Operating Segments | Nook
Segment Reporting Information [Line Items]
Sales										191,520	263,833	505,862
Depreciation and amortization										33,975	39,292	42,802
Operating Profit (Loss)										(98,640)	(123,161)	(260,209)
Capital Expenditures										12,997	21,022	29,965
Elimination
Segment Reporting Information [Line Items]
Sales										$ (56,290)	$ (74,968)	$ (167,657)

[1]	Excludes intercompany balances.
[2]	Includes tangible books, music, movies, rentals and newsstand.
[3]	Includes NOOK®, related accessories, eContent and warranties.
[4]	Includes Toys & Games, café products, gifts and miscellaneous other.